YEAR 2000 ISSUES (UNAUDITED)

  The fund could be adversely affected if the computer systems used by The Dreyfus Corporation and the fund' s other service providers do not properly process and calculate date-related information from and after January 1, 2000. The Dreyfus Corporation is working to avoid Year 2000-related problems in its systems and to obtain assurances from other service providers that they are taking similar steps. In addition, issuers of securities in which the fund invests may be adversely affected by Year 2000-related problems. This could have an impact on the value of the fund's investments and its share price.

DREYFUS NEW JERSEY MUNICIPAL BOND FUND, INC.
-----------------------------------------------------------------------------

LETTER TO SHAREHOLDERS

Dear Shareholder:

  We are pleased to provide you with this report for the Dreyfus New Jersey Municipal Bond Fund, Inc. for the 12-month period ended December 31, 1998. Your Fund produced a total return, including share price changes and dividend income generated, of 5.82%,* and a tax-free distribution rate per share of 4.84%.**

ECONOMIC    REVIEW

  During 1998, the main regions of the world had very different economic fundamentals. The U.S. entered the year with a strong economy near full employment, with unemployment only slightly above 4%. The tight labor market led the Federal Reserve Board to contemplate a rise in interest rates early in the year, but world economic weakness generated powerful enough disinflationary forces that the Fed acted instead to ease credit beginning in September. After many years of subpar economic growth, continental Europe moved into a sustained economic expansion. The overall European economy benefited as interest rates in peripheral countries such as Spain and Italy fell, approaching the lower levels established by Germany, on the eve of currency unification. Unlike the U.S., Europe has substantial excess capacity of productive plant and labor. In Asia, weak economies were pervasive as a result of a financial crisis. The Latin American economies weakened in turn as the financial stresses spread throughout that region. On balance, there was a substantial weakening of the world economy over the course of 1998 moderated mainly by the American consumer's role as "spender of last resort."

A main influence on the U.S. economy during the year was the foreign financial crisis and consequent cooling of the world economy. The positive effects hit first. Actual inflation and expected inflation dropped, causing a decline in long-term Treasury bond yields and mortgage rates. This caused a boom in housing. The fall in inflation left more of the growth in consumer income with which to buy goods and services. Thus, consumers benefited from a combination of good growth in income after inflation, a strong labor market, and increases in the prices of assets they owned, including bonds, stocks and real estate. In a sense, 1998 was a year of disinflationary boom in the U.S., as above-trend economic growth coincided with negligible inflation.

  The negative effect of Asian weakness was felt in the industrial sector more than in the consumer sector. Corporate profits weakened, especially in sectors affected by the Asian crisis such as world-traded commodities (oil, metals and paper) and exports.

  Evidence of a weaker world economy accumulated during 1998 as the financial stresses continued. A worsened financial crisis occurred between the Russian default in mid-August and the fallout from the Long-Term Capital Management hedge fund crisis through early October. However, energetic steps were taken to stabilize the Japanese banks, design a support package for Brazil, ease monetary policy, and help overinvested financial institutions rebuild their cash reserves. Indications of a calming of financial fears were evident in the final months of the year. In any case, there appears to have been a shift in the priorities of key policymakers from fighting potential inflation to restimulating future world economic growth.

  The global economy survived a triple financial crisis in 1998 from Japan, emerging market countries and overextended financial institutions. Excess capacity persists in many worldwide industries after years of high capital spending followed by the onset of a worldwide weakening in demand. Fortunately, the U.S. has led the world in making the transition away from the old manufacturing industries to the new growth industries, such as biotechnology, software, computer hardware and the Internet. This contributed to the favorable combination of low unemployment and low inflation in the U.S., and may yet lead toward more efficient allocation of capital elsewhere in the world.

  As 1998 ended, interest rates set by central banks remained in a downtrend in most parts of the world including Europe and the U.S. A similar trend had even begun in many emerging countries, as the stresses of financial crisis relax.

MARKET ENVIRONMENT

In calendar year 1998, municipal prices moved upward on a nearly uninterrupted track from month to month. The environment for fixed-income securities was constructive generally, and that was reflected in municipal prices. The positive atmosphere was largely attributable to continued low inflation and low interest rates contained within a strong U.S. economy. Other factors at work included the emphatic movement toward lower rates created by the flight-to-quality buying of U.S. Treasury securities which began with the unfolding global currency and economic crises. Municipal interest rates trended downward along with Treasuries' , although not to the same extent. During the year, buyers of municipals were given comfort from a credit standpoint by the continued strength of the U.S. economy, whose fiscal benefits extended to the treasuries of states, cities, and beyond. A good measure of the willingness of investors to buy municipals, and the ease with which municipalities felt new debt could be sold even in a lower interest rate environment, can be seen in the near record-breaking volume of new bonds issued during the year. A total of $284 billion in bonds was issued in 1998, just $8 billion less than in the record-breaking year of 1993. The issuance of new bonds is not usually evenly dispersed across the country, and in 1998 it was often difficult to locate desirable paper to purchase in several states. That sizeable new issue calendar, combined with global events and the effects of a dramatic stock market, made for volatile trading sessions occasionally. As Treasury prices escalated in the face of global turmoil, municipal yields vis-a-vis Treasury yields became increasingly attractive. Historically, when long-term municipals yielded 80% to 85% of the yields available on Treasuries with comparable maturities, they were considered to be good values. For much of 1998, the ratio hovered near 100%, and even today is at 95%. The environment for municipal bonds still appears to be positive: the dollar value of new issues in 1999 will likely be less than in 1998, while the continued favorable comparison of municipal yields vis-a-vis Treasury yields, combined with the built-in tax advantages of municipal bonds,
should    continue    to    command    buyers'    attention.

PORTFOLIO OVERVIEW

  The primary objective in managing the portfolio continues to be the realization of income exempt from both Federal and New Jersey income taxes. In
pursuing   this   goal,   the   Fund   maintained  a  nucleus  of  high-coupon,
income-generating securities which produced an attractive level of tax-free income while providing stability during flat to declining markets. However, as the trend toward lower interest rates became more pronounced, strategy also focused on lengthening the duration of the portfolio to capture more price appreciation in anticipation of further declines in interest rates.

  At present, we view credit spreads as too narrow to justify adding lower quality securities in a slowing economic environment. At year-end, approximately 66% of the Fund was invested in securities rated "AAA," and 82% was invested in those rated "A" or better, up from roughly 78% at the start of the period

While it is difficult at best to predict the future of interest rates, we feel the portfolio is well balanced at present. We will continue to follow our long-term objectives and monitor the volatile investment climate in order to position the portfolio accordingly.

               Very truly yours,


               [Richard J. Moynihan signature]


               Richard J. Moynihan

               Director, Municipal Portfolio Management

               The Dreyfus Corporation

January 15, 1999

New York, N.Y.

*Total  return  includes  reinvestment of dividends and any capital gains paid.
Income may be subject to state and local income taxes for non-New Jersey residents.

**Distribution rate per share is based upon dividends per share paid from net investment income during the period, divided by the net asset value per share at the end of the period, adjusted for any capital gain distributions. Some income may be subject to the Federal Alternative Minimum Tax (AMT) for certain shareholders.

DREYFUS NEW JERSEY MUNICIPAL BOND FUND, INC.                DECEMBER 31, 1998
-----------------------------------------------------------------------------

   COMPARISON OF CHANGE IN VALUE OF $10,000 INVESTMENT IN DREYFUS NEW JERSEY
    MUNICIPAL BOND FUND, INC. AND THE LEHMAN BROTHERS MUNICIPAL BOND INDEX

                                    Dollars

$22,025

Lehman Brothers Municipal Bond Index*

$20,911

Dreyfus New Jersey Municipal Bond Fund, Inc.

*Source: Lehman Brothers

Average Annual Total Returns
-----------------------------------------------------------------------------

                      One Year Ended                   Five Years Ended                  Ten Years Ended

                     December 31, 1998                 December 31, 1998                December 31, 1998
                    ___________________               ___________________              ___________________
                            5.82%                            5.24%                            7.66%
------------------------

Past performance is not predictive of future performance.

The above graph compares a $10,000 investment made in Dreyfus New Jersey Municipal Bond Fund, Inc. on 12/31/88 to a $10,000 investment made in the Lehman Brothers Municipal Bond Index on that date. All dividends and capital gain distributions are reinvested.

The Fund invests primarily in New Jersey municipal securities and its performance shown in the line graph takes into account fees and expenses. The Lehman Brothers Municipal Bond Index is not limited to investments principally in New Jersey municipal obligations and does not take into account charges, fees and other expenses. The Lehman Brothers Municipal Bond Index, unlike the Fund,
is   an  unmanaged  total  return  performance  benchmark  for  the  long-term, investment-grade, geographically unrestricted tax exempt bond market, calculated by using municipal bonds selected to be representative of the municipal market overall. These factors can contribute to the Index potentially outperforming or underperforming the Fund. Further information relating to Fund performance, including expense reimbursements, if applicable, is contained in the Financial Highlights section of the Prospectus and elsewhere in this report.

DREYFUS NEW JERSEY MUNICIPAL BOND FUND, INC.
-----------------------------------------------------------------------------

STATEMENT OF INVESTMENTS                                    DECEMBER 31, 1998

                                                                                                  Principal

Long-Term Municipal Investments--99.7%                                                             Amount            Value
-------------------------------------------------------                                         _____________     _____________
New Jersey--86.3%

Atlantic County Utilities Authority, Solid Waste System Revenue:

  7%, 3/1/2008 . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .     $    4,250,000    $    4,248,597

  7.125%, 3/1/2016 . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .          6,650,000         6,647,140

City of Camden:

  Zero Coupon, 2/15/2010 (Insured; FSA)  . . . . . . . . . . . . . . . . . . . . . . . . .          2,500,000         1,535,650

  Zero Coupon, 2/15/2012 (Insured; FSA)  . . . . . . . . . . . . . . . . . . . . . . . . .          4,585,000         2,514,689

Casino Reinvestment Development Authority, Parking Fee Revenue

  5.25%, 10/1/2014 (Insured; FSA)  . . . . . . . . . . . . . . . . . . . . . . . . . . . .          3,000,000         3,120,750

Clearview Regional High School District, Refunding

  5.375%, 8/1/2015 (Insured; FGIC) . . . . . . . . . . . . . . . . . . . . . . . . . . . .          3,625,000         3,904,052

Delaware River Port Authority, Highway Toll Revenue 5.50%, 1/1/2026 (Insured; FGIC). . . .          5,000,000         5,210,700

East Orange:

  Zero Coupon, 8/1/2010 (Insured; FSA) . . . . . . . . . . . . . . . . . . . . . . . . . .          4,240,000         2,552,353

  Zero Coupon, 8/1/2011 (Insured; FSA) . . . . . . . . . . . . . . . . . . . . . . . . . .          2,500,000         1,422,800

East Orange Board of Education, COP, Lease Revenue:

  5.50%, 8/1/2012 (Insured; FSA) . . . . . . . . . . . . . . . . . . . . . . . . . . . . .         11,000,000        12,001,770

  Zero Coupon, 2/1/2015 (Insured; FSA) . . . . . . . . . . . . . . . . . . . . . . . . . .          1,420,000           653,910

  Zero Coupon, 8/1/2016 (Insured; FSA) . . . . . . . . . . . . . . . . . . . . . . . . . .          1,425,000           605,212

  Zero Coupon, 8/1/2019 (Insured; FSA) . . . . . . . . . . . . . . . . . . . . . . . . . .          1,000,000           360,400

  Zero Coupon, 2/1/2021 (Insured; FSA) . . . . . . . . . . . . . . . . . . . . . . . . . .          2,845,000           945,735

  Zero Coupon, 2/1/2026 (Insured; FSA) . . . . . . . . . . . . . . . . . . . . . . . . . .          1,845,000           475,438

  Zero Coupon, 2/1/2028 (Insured; FSA) . . . . . . . . . . . . . . . . . . . . . . . . . .          2,845,000           663,255

Essex County Improvement Authority, Revenue:

 Lease:

    7%, 12/1/2020 (Prerefunded 12/1/2000) (Insured; AMBAC) (a) . . . . . . . . . . . . . .          4,000,000         4,345,160

    (County Correctional Facility Project) 5.70%, 1/1/2027 (Insured; FGIC) . . . . . . . .          7,030,000         7,517,038

  Water (Utility System--Orange Franchise) 5.75%, 7/1/2027 (Insured; MBIA) . . . . . . . .          2,000,000         2,154,180

Evesham Township Board of Education, COP, Lease Purchase Agreement

  6.875%, 9/1/2011 (Prerefunded 9/1/2001) (Insured; FGIC) (a)  . . . . . . . . . . . . . .          3,050,000         3,359,148

Gloucester County Industrial Pollution Control Financing Authority,

 Industrial Revenue, Refunding (Mobil Oil Refining Corp. Project)

  5.625%, 12/1/2028 (Guaranteed; Mobil Oil Refining Corp.) . . . . . . . . . . . . . . . .          1,000,000         1,043,540

Gloucester County Utilities Authority, Sewer Revenue, Refunding

  5.45%, 1/1/2024 (Insured; MBIA)  . . . . . . . . . . . . . . . . . . . . . . . . . . . .          1,250,000         1,294,637

Gloucester Township Municipal Utilities Authority, Sewer Revenue, Refunding

  5.65%, 3/1/2018 (Insured; AMBAC) . . . . . . . . . . . . . . . . . . . . . . . . . . . .          2,530,000         2,784,923

Hillsborough Township School District:

  5.40%, 10/1/2020 (Insured; FSA)  . . . . . . . . . . . . . . . . . . . . . . . . . . . .          1,720,000         1,775,780

  5.40%, 10/1/2021 (Insured; FSA)  . . . . . . . . . . . . . . . . . . . . . . . . . . . .          1,270,000         1,309,446

Hoboken, Refunding 4.75%, 8/1/2011 (Insured; FSA). . . . . . . . . . . . . . . . . . . . .          6,780,000         6,999,875

Howell Township, Refunding 6.80%, 1/1/2014 (Insured; FGIC) . . . . . . . . . . . . . . . .          5,000,000         5,486,100

DREYFUS NEW JERSEY MUNICIPAL BOND FUND, INC.
-----------------------------------------------------------------------------

STATEMENT OF INVESTMENTS (CONTINUED)                        DECEMBER 31, 1998

                                                                                                  Principal

Long-Term Municipal Investments (continued)                                                        Amount            Value
-------------------------------------------------------                                         _____________     _____________

New Jersey (continued)

Hudson County Improvement Authority:

  Facility Lease Revenue 8.174%, 12/1/2025 (Prerefunded 12/1/2002)
    (Insured; FGIC) (a,b,c)  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .      $  13,835,000     $  16,629,947

  MFHR (Conduit Financing--Observer Park Project) 6.90%, 6/1/2022 (Insured; FNMA)  . . . .          4,190,000         4,516,150

Jersey City:

  Zero Coupon, 5/15/2010 (Insured; FSA)  . . . . . . . . . . . . . . . . . . . . . . . . .          4,745,000         2,882,920

  5.375%, 10/1/2013  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .          1,000,000         1,061,720

  Refunding:

    6%, 10/1/2008 (Insured; AMBAC) . . . . . . . . . . . . . . . . . . . . . . . . . . . .          2,490,000         2,831,479

    6%, 10/1/2009 (Insured; AMBAC) . . . . . . . . . . . . . . . . . . . . . . . . . . . .          1,890,000         2,160,251

Keansburg Board of Education, COP 8%, 11/1/2014 (Prerefunded 11/1/1999) (a). . . . . . . .          5,000,000         5,295,950

Mercer County Improvement Authority, Revenue (County Golf Course Project)

  5%, 12/1/2008 (Insured; FGIC)  . . . . . . . . . . . . . . . . . . . . . . . . . . . . .            755,000           758,254

Middlesex County, COP:

  4.85%, 6/15/2023 (Insured; MBIA).  . . . . . . . . . . . . . . . . . . . . . . . . . . .          1,615,000         1,582,102

  4.85%, 6/15/2028 (Insured; MBIA) . . . . . . . . . . . . . . . . . . . . . . . . . . . .          1,440,000         1,407,931

Middlesex County Improvement Authority, Revenue

  (Golf Course Project) 5.20%, 2/1/2018  . . . . . . . . . . . . . . . . . . . . . . . . .          1,000,000         1,026,330

Monmouth County Improvement Authority, Revenue (Asbury Park Project)

  7.375%, 12/1/2009 (Prerefunded 12/1/1999) (a)  . . . . . . . . . . . . . . . . . . . . .          3,000,000         3,172,350

New Brunswick Housing Authority, LR, Refunding (Rutgers University)

  4.625%, 7/1/2024 (Insured; FGIC)   . . . . . . . . . . . . . . . . . . . . . . . . . . .          3,750,000         3,530,550

New Brunswick Parking Authority, Revenue, Refunding

  7.125%, 9/1/2015 (Prerefunded 9/1/1999) (Insured; FGIC) (a)  . . . . . . . . . . . . . .          2,000,000         2,083,120

State of New Jersey, Refunding 6%, 7/15/2010 . . . . . . . . . . . . . . . . . . . . . . .          7,400,000         8,556,694

New Jersey Economic Development Authority, Revenue:

  (Community Mental Health Loan Program) 8.50%, 7/1/2017 . . . . . . . . . . . . . . . . .          7,085,000         7,812,913

  District Heating and Cooling

    (Trigen--Trenton District Energy Co. L.P. Project):

       6.10%, 12/1/2004  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .          3,190,000         3,417,351

       6.20%, 12/1/2007  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .          2,725,000         2,880,325

  Economic Development:

    (American Airlines Inc. Project) 7.10%, 11/1/2031  . . . . . . . . . . . . . . . . . .          2,855,000         3,094,906

    Refunding (Tevco Inc. Project) 8.125%, 10/1/2009 (LOC; Credit Lyonnais)  . . . . . . .          2,500,000         2,619,300

  First Mortgage (The Evergreens) 9.25%, 10/1/2022 (Prerefunded 10/1/2002) (a) . . . . . .          5,000,000         6,018,500

  Health, Hospital and Nursing Home, Refunding:

    First Mortgage (Cadbury Corp. Project):

       5.50%, 7/1/2018 (Insured; ACA)  . . . . . . . . . . . . . . . . . . . . . . . . . .          1,000,000         1,013,190

       5.50%, 7/1/2028 (Insured; ACA)  . . . . . . . . . . . . . . . . . . . . . . . . . .          1,500,000         1,513,365

    (Hillcrest Health Service):

       Zero Coupon, 1/1/2012 (Insured; AMBAC)  . . . . . . . . . . . . . . . . . . . . . .          1,000,000           551,540

       Zero Coupon, 1/1/2013 (Insured; AMBAC)  . . . . . . . . . . . . . . . . . . . . . .          1,000,000           519,710

       Zero Coupon, 1/1/2015 (Insured; AMBAC)  . . . . . . . . . . . . . . . . . . . . . .          3,250,000         1,502,638

       Zero Coupon, 1/1/2017 (Insured; AMBAC)  . . . . . . . . . . . . . . . . . . . . . .          5,000,000         2,062,700

       Zero Coupon, 1/1/2018 (Insured; AMBAC)  . . . . . . . . . . . . . . . . . . . . . .          2,500,000           980,025

       Zero Coupon, 1/1/2020 (Insured; AMBAC)  . . . . . . . . . . . . . . . . . . . . . .          6,500,000         2,290,015

       Zero Coupon, 1/1/2022 (Insured; AMBAC)  . . . . . . . . . . . . . . . . . . . . . .          6,000,000         1,903,680

DREYFUS NEW JERSEY MUNICIPAL BOND FUND, INC.
-----------------------------------------------------------------------------

STATEMENT OF INVESTMENTS (CONTINUED)                        DECEMBER 31, 1998

                                                                                                  Principal

Long-Term Municipal Investments (continued)                                                        Amount            Value
-------------------------------------------------------                                         _____________     _____________

New Jersey (continued)

New Jersey Economic Development Authority, Revenue (continued):

 Lease (Bergen County Administration Complex)

    4.75%, 11/15/2026 (Insured; MBIA)  . . . . . . . . . . . . . . . . . . . . . . . . . .      $  15,000,000     $  14,384,100

  Local or Guaranteed Housing, First Mortgage, Refunding (Fellowship Village):

    5.50%, 1/1/2018  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .          2,500,000         2,465,250

    5.50%, 1/1/2025  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .          3,000,000         2,927,100

  Refunding (Morris Hall / Saint Lawrence Inc. Project):

    5.50%, 4/1/2016 (LOC; Corestates Bank) . . . . . . . . . . . . . . . . . . . . . . . .          1,000,000         1,047,530

    5.50%, 4/1/2027 (LOC; Corestates Bank) . . . . . . . . . . . . . . . . . . . . . . . .          3,500,000         3,624,110

  Waste Paper Recycling (Marcal Paper Mills Inc. Project):

    6.25%, 2/1/2009  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .          6,605,000         7,094,166

    8.50%, 2/1/2010  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .          5,850,000         6,828,822

  Water Facilities:

    (American Water Co. Inc. Project) 6.50%, 4/1/2022 (Insured; FGIC)  . . . . . . . . . .         11,500,000        12,518,900

    (Elizabeth Water Co. Project) 6.70%, 8/1/2021  . . . . . . . . . . . . . . . . . . . .          3,965,000         4,252,542

New Jersey Educational Facilities Authority, Revenue, Refunding:

  (Georgian Court College Project) 5.20%, 7/1/2015 . . . . . . . . . . . . . . . . . . . .            400,000           400,688

  (Saint Peter's College Project):

    5.375%, 7/1/2018 . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .          1,000,000         1,014,570

    5.50%, 7/1/2027  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .          1,750,000         1,784,685

  (Seton Hall University Project) 7%, 7/1/2021 . . . . . . . . . . . . . . . . . . . . . .          3,500,000         3,753,995

New Jersey Health Care Facilities Financing Authority, Health, Hospital and
Nursing

 Home Revenue:

    (Kimball Medical Center) 8%, 7/1/2013 (Prerefunded 7/1/2000) (a) . . . . . . . . . . .         13,000,000        14,129,570

    (Palisades Medical Center):

       7.50%, 7/1/2006 . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .          1,850,000         1,978,334

       7.60%, 7/1/2021 . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .          2,350,000         2,512,643

    (Raritan Bay Medical Center) 7.25%, 7/1/2014 . . . . . . . . . . . . . . . . . . . . .         12,300,000        13,061,616

    Refunding:

       (Centrastate Medical Center Obligated Group) 4.50%, 7/1/2028 (Insured: AMBAC) . . .          5,000,000         4,591,250

       (Pascack Valley Hospital Association) 5.125%, 7/1/2028  . . . . . . . . . . . . . .          5,000,000         4,776,950

       (Princeton Medical Center Obligation Group) 5.125%, 7/1/2018 (Insured; AMBAC) . . .          2,000,000         2,027,440

       (Saint Barnabas Health) 4.75%, 7/1/2028 (Insured; MBIA) . . . . . . . . . . . . . .          8,000,000         7,616,240

       (Saint Elizabeth Hospital Obligation Group):

         6%, 7/1/2014  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .          2,500,000         2,653,000

         6%, 7/1/2020  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .          3,000,000         3,171,180

       (Virtua Health Issue) 4.50%, 7/1/2028 (Insured; FSA)  . . . . . . . . . . . . . . .          5,750,000         5,279,938

New Jersey Higher Education Assistance Authority, Student Loan Revenue

  5.30%, 6/1/2017 (Insured; AMBAC) . . . . . . . . . . . . . . . . . . . . . . . . . . . .          9,250,000         9,460,438

New Jersey Housing and Mortgage Finance Agency, Revenue:

  Home Buyer, Refunding 5.25%, 10/1/2018 (Insured; MBIA) . . . . . . . . . . . . . . . . .          6,680,000         6,755,417

  Multi-Family Housing:

    5.65%, 5/1/2040 (Insured; AMBAC) . . . . . . . . . . . . . . . . . . . . . . . . . . .         15,000,000        15,552,600

    Refunding (Presidential Plaza at Newport Project) 7%, 5/1/2030 (Insured; FHA)  . . . .          5,000,000         5,454,600

  Rental Housing (Tiffany Manor) 6.75%, 11/1/2022  . . . . . . . . . . . . . . . . . . . .          9,310,000         9,904,164

New Jersey Sports and Exposition Authority, Recreational Revenue, Refunding

  4.50%, 3/1/2024  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .          5,875,000         5,444,774

DREYFUS NEW JERSEY MUNICIPAL BOND FUND, INC.
-----------------------------------------------------------------------------

STATEMENT OF INVESTMENTS (CONTINUED)                        DECEMBER 31, 1998

                                                                                                  Principal

Long-Term Municipal Investments (continued)                                                        Amount            Value
-------------------------------------------------------                                         _____________     _____________

New Jersey (continued)

New Jersey Transit Corp., Lease Purchase Agreement, COP (Raymond Plaza East
Inc.)

  6.50%, 10/1/2016 (Insured; FSA)  . . . . . . . . . . . . . . . . . . . . . . . . . . . .     $    3,945,000    $    4,576,752

New Jersey Transportation Trust Fund Authority, (Transportation System):

  5%, 6/15/2018 (Insured; FSA) . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .         19,000,000        19,099,180

  Refunding:

    6.50%, 6/15/2011 (Insured; MBIA) . . . . . . . . . . . . . . . . . . . . . . . . . . .         11,000,000        13,220,130

    7%, 6/15/2012 (Insured; MBIA)  . . . . . . . . . . . . . . . . . . . . . . . . . . . .          6,000,000         7,522,380

New Jersey Turnpike Authority, Turnpike Revenue, Refunding

  6.50%, 1/1/2016 (Insured; MBIA)  . . . . . . . . . . . . . . . . . . . . . . . . . . . .         14,665,000        17,645,075

North Jersey District Water Supply Commission, Sewer Revenue (Wanaque South
Project)

  6%, 7/1/2019 (Insured; MBIA) . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .          2,000,000         2,284,480

Ocean County Pollution Control Financing Authority, PCR, Refunding

  (Ciba Geigy Corp. Project) 6%, 5/1/2020  . . . . . . . . . . . . . . . . . . . . . . . .         10,000,000        10,689,500

Perth Amboy Board of Education, COP, Refunding 5%, 12/15/2017 (Insured; FSA) . . . . . . .          2,600,000         2,592,044

Port Authority of New York and New Jersey:

  (Delta Airlines Inc. Project) 6.95%, 6/1/2008  . . . . . . . . . . . . . . . . . . . . .          7,200,000         7,743,096

  Port, Airport, and Marina Improvements Revenue:

    (Consolidated Bond 104th Series) 4.75%, 1/15/2026 (Insured; AMBAC) . . . . . . . . . .          2,200,000         2,114,156

    (Consolidated Bond 116th Series) 4.25%, 10/1/2026 (Insured; AMBAC) . . . . . . . . . .         17,985,000        15,909,711

    Refunding:

       5.25%, 7/1/2014 . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .          1,970,000         2,050,711

       5%, 12/1/2017 . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .          5,475,000         5,465,474

       5%, 6/1/2018  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .          1,780,000         1,771,385

  Special Obligation Revenue:

    (U.S. Air LaGuardia Project) 9.125%, 12/1/2015 . . . . . . . . . . . . . . . . . . . .          6,500,000         7,135,635

    (JFK International Air Terminal):

       6.25%, 12/1/2015 (Insured; MBIA)  . . . . . . . . . . . . . . . . . . . . . . . . .          5,000,000         5,856,100

       5.75%, 12/1/2022 (Insured; MBIA)  . . . . . . . . . . . . . . . . . . . . . . . . .         17,885,000        19,072,027

Rutgers University, College and University Revenue 5.20%, 5/1/2022 . . . . . . . . . . . .          4,400,000         4,471,808

South Jersey Transportation Authority, Port, Airport and Marina Lease Revenue

  (Raytheon Aircraft Service Inc. Project) 6.15%, 1/1/2022 . . . . . . . . . . . . . . . .            510,000           542,380

Union County Utilities Authority, RRR 5%, 6/15/2028 (Guaranteed; Union County) . . . . . .          1,250,000         1,247,100

University of Medicine and Dentistry 7.20%, 12/1/2019 (Prerefunded 12/1/1999) (a). . . . .          5,710,000         6,033,985

Western Monmouth Utilities Authority, Sewer Revenue, Refunding

  5.60%, 2/1/2014 (Insured; AMBAC) . . . . . . . . . . . . . . . . . . . . . . . . . . . .          2,190,000         2,349,542

West New York Municipal Utilities Authority, Sewer Revenue, Refunding

  7.30%, 12/15/2017 (Prerefunded 12/15/2000) (Insured; FGIC) (a) . . . . . . . . . . . . .          6,250,000         6,831,438

U.S. Related--13.4%

Commonwealth of Puerto Rico:

  5.40%, 7/1/2025  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .          6,300,000         6,491,142

  5.375%, 7/1/2025 . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .          2,580,000         2,647,235

  Refunding:

    6.50%, 7/1/2014 (Insured; MBIA)  . . . . . . . . . . . . . . . . . . . . . . . . . . .          7,260,000         8,822,207

    5.65%, 7/1/2015 (Insured; MBIA)  . . . . . . . . . . . . . . . . . . . . . . . . . . .          2,000,000         2,231,100

  Public Improvement 6.80%, 7/1/2021 (Prerefunded 7/1/2002) (a)  . . . . . . . . . . . . .          5,400,000         6,039,738

DREYFUS NEW JERSEY MUNICIPAL BOND FUND, INC.
-----------------------------------------------------------------------------

STATEMENT OF INVESTMENTS (CONTINUED)                        DECEMBER 31, 1998

                                                                                                  Principal

Long-Term Municipal Investments (continued)                                                        Amount            Value
-------------------------------------------------------                                         _____________     _____________

U.S. Related (continued)

Puerto Rico Electric Power Authority, Power Revenue 5.50%, 7/1/2025 (Insured; AMBAC) . . .     $    5,000,000    $    5,206,200

Puerto Rico Highway and Transportation Authority, Highway Revenue:

  6.329%, 7/1/2007 (b) . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .         11,100,000        12,418,125

  5.966%, 7/1/2009 (b) . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .          2,950,000         3,289,250

  6.625%, Series S, 7/1/2018 (Prerefunded 7/1/2002) (a)  . . . . . . . . . . . . . . . . .         13,000,000        14,465,880

  6.625%, Series T, 7/1/2018 (Prerefunded 7/1/2002) (a)  . . . . . . . . . . . . . . . . .          2,040,000         2,270,030

  5%, 7/1/2036 . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .          8,000,000         7,979,840

  5%, 7/1/2038 . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .          6,250,000         6,077,000

Puerto Rico Ports Authority, Special Facilities Revenue

  (American Airlines Inc. Project) 6.25%, 6/1/2026 (Guaranteed; AMR Corp.) . . . . . . . .          3,000,000         3,219,330

                                                                                                                  _____________

TOTAL LONG-TERM MUNICIPAL INVESTMENTS

  (cost $561,877,151)  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .              99.7%      $604,455,962
                                                                                                      _______     _____________

CASH AND RECEIVABLES (NET) . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .                .3%    $    1,931,903
                                                                                                      _______     _____________

NET ASSETS . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .             100.0%      $606,387,865
                                                                                                      _______     _____________

Summary of Abbreviations
-----------------------------------------------------------------------------

ACA         American Capital Access                                 LOC         Letter of Credit

AMBAC       American Municipal Bond Assurance Corporation           LR          Lease Revenue

COP         Certificate of Participation                            MBIA        Municipal Bond Investors Assurance

FGIC        Financial Guaranty Insurance Company                                   Insurance Corporation

FHA         Federal Housing Administration                          MFHR        Multi-Family Housing Revenue

FNMA        Federal National Mortgage Association                   PCR         Pollution Control Revenue

FSA         Financial Security Assurance                            RRR         Resources Recovery Revenue

Summary of Combined Ratings (Unaudited)
-----------------------------------------------------------------------------

Fitch                or            Moody's             or            Standard & Poor's              Percentage of Value

____                               ________                          _________________              ___________________

AAA                                Aaa                               AAA                                 65.4%

AA                                 Aa                                AA                                    5.8

A                                  A                                 A                                    11.1

BBB                                Baa                               BBB                                   8.6

BB                                 Ba                                BB                                     .7

B                                  B                                 B                                     1.2

Not Rated (d)                      Not Rated (d)                     Not Rated (d)                         7.2

                                                                                                         _______

                                                                                                        100.0%

                                                                                                         _______

                                                                                                         _______

Notes to Statement of Investments:
-----------------------------------------------------------------------------

(a) Bonds   which   are  prerefunded  are  collateralized  by  U.S.  Government securities  which are held in escrow and are used to pay principal and interest on  the  municipal  issue  and  to  retire  the  bonds  in full at the earliest refunding date.

(b) Inverse   floater   security--the   interest  rate  is  subject  to  change
    periodically.

(c) Security exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions exempt from registration, normally to qualified institutional buyers. At December 31, 1998, this security amounted to $16,629,947 or 2.7% of net assets.

(d) Securities which, while not rated by Fitch, Moody's and Standard & Poor's have been determined by the Manager to be of comparable quality to those rated securities in which the Fund may invest.

                      SEE NOTES TO FINANCIAL STATEMENTS.

DREYFUS NEW JERSEY MUNICIPAL BOND FUND, INC.
-----------------------------------------------------------------------------

STATEMENT OF ASSETS AND LIABILITIES                         DECEMBER 31, 1998

                                                                                                    Cost              Value
                                                                                                _____________     _____________

ASSETS:                          Investments in securities--See Statement of Investments . .     $561,877,151      $604,455,962

                                 Interest receivable . . . . . . . . . . . . . . . . . . .                            9,608,883

                                 Receivable for shares of Common Stock subscribed  . . . .                              131,947

                                 Prepaid expenses  . . . . . . . . . . . . . . . . . . . .                                9,664

                                                                                                                  _____________

                                                                                                                    614,206,456

                                                                                                                  _____________

LIABILITIES:                     Due to The Dreyfus Corporation and affiliates . . . . . .                              406,093

                                 Due to Distributor  . . . . . . . . . . . . . . . . . . .                               10,003

                                 Cash overdraft due to Custodian . . . . . . . . . . . . .                            3,626,271

                                 Payable for investment securities purchased . . . . . . .                            3,600,898

                                 Accrued expenses  . . . . . . . . . . . . . . . . . . . .                              175,326

                                                                                                                  _____________

                                                                                                                      7,818,591

                                                                                                                  _____________

NET ASSETS . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .                         $606,387,865

                                                                                                                  _____________


REPRESENTED BY:                  Paid-in capital . . . . . . . . . . . . . . . . . . . . .                         $562,250,441

                                 Accumulated net realized gain (loss) on investments . . .                            1,558,613

                                 Accumulated net unrealized appreciation (depreciation)

                                   on investments--Note 4  . . . . . . . . . . . . . . . .                           42,578,811

                                                                                                                  _____________

NET ASSETS . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .                         $606,387,865

                                                                                                                  _____________

SHARES OUTSTANDING

(500 MILLION SHARES OF $.001 PAR VALUE COMMON STOCK AUTHORIZED). . . . . . . . . . . . . .                           45,339,681

NET ASSET VALUE, offering and redemption price per share--Note 3(d). . . . . . . . . . . .                               $13.37

                                                                                                                       _______


                      SEE NOTES TO FINANCIAL STATEMENTS.

DREYFUS NEW JERSEY MUNICIPAL BOND FUND, INC.
-----------------------------------------------------------------------------

STATEMENT OF OPERATIONS                          YEAR ENDED DECEMBER 31, 1998

INVESTMENT INCOME
INCOME                           Interest Income . . . . . . . . . . . . . . . . . . . . .                          $34,478,110

EXPENSES:                        Management fee--Note 3(a) . . . . . . . . . . . . . . . .       $  3,596,481

                                 Shareholder servicing costs--Note 3(b)  . . . . . . . . .          1,812,457

                                 Custodian fees  . . . . . . . . . . . . . . . . . . . . .             58,011

                                 Professional fees . . . . . . . . . . . . . . . . . . . .             50,072

                                 Directors' fees and expenses--Note 3(c) . . . . . . . . .             38,740

                                 Prospectus and shareholders' reports--Note 3(b) . . . . .             26,117

                                 Registration fees . . . . . . . . . . . . . . . . . . . .             13,987

                                 Loan commitment fees--Note 2  . . . . . . . . . . . . . .              4,358

                                 Miscellaneous . . . . . . . . . . . . . . . . . . . . . .             28,935
                                                                                                 ____________

                                        Total Expenses . . . . . . . . . . . . . . . . . .          5,629,158

                                 Less--reduction in management fee due to

                                    undertaking--Note 3(a) . . . . . . . . . . . . . . . .           (265,764)
                                                                                                 ____________

                                        Net Expenses . . . . . . . . . . . . . . . . . . .                            5,363,394
                                                                                                                   ____________

INVESTMENT INCOME--NET . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .                           29,114,716

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS--Note 4:

                                 Net realized gain (loss) on investments . . . . . . . . .       $  4,847,822

                                 Net unrealized appreciation (depreciation) on investments . .        154,655
                                                                                                 ____________

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS . . . . . . . . . . . . . . . . . .                            5,002,477
                                                                                                                   ____________

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS . . . . . . . . . . . . . . . . . . .                          $34,117,193
                                                                                                                   ____________


                      SEE NOTES TO FINANCIAL STATEMENTS.

DREYFUS NEW JERSEY MUNICIPAL BOND FUND, INC.
-----------------------------------------------------------------------------

STATEMENT OF CHANGES IN NET ASSETS

                                                                                          Year Ended            Year Ended

                                                                                      December 31, 1998      December 31, 1997
                                                                                       _________________      _________________
OPERATIONS:

  Investment income--net . . . . . . . . . . . . . . . . . . . . . . . . . . . . .        $  29,114,716          $  30,630,024

  Net realized gain (loss) on investments  . . . . . . . . . . . . . . . . . . . .            4,847,822              3,536,391

  Net unrealized appreciation (depreciation) on investments  . . . . . . . . . . .              154,655             15,879,094

                                                                                          _____________           _____________

    Net Increase (Decrease) in Net Assets Resulting from Operations  . . . . . . .           34,117,193             50,045,509

                                                                                          _____________           _____________

DIVIDENDS TO SHAREHOLDERS FROM:

  Investment income--net . . . . . . . . . . . . . . . . . . . . . . . . . . . . .          (29,114,716)            (30,630,024)

  Net realized gain on investments . . . . . . . . . . . . . . . . . . . . . . . .           (4,012,166)             (4,017,268)

                                                                                          _____________           _____________

    Total Dividends  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .          (33,126,882)            (34,647,292)

                                                                                          _____________           _____________

CAPITAL STOCK TRANSACTIONS:

  Net proceeds from shares sold  . . . . . . . . . . . . . . . . . . . . . . . . .           92,256,576             137,672,657

  Dividends reinvested . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .           24,418,722              25,649,350

  Cost of shares redeemed  . . . . . . . . . . . . . . . . . . . . . . . . . . . .         (107,496,015)           (176,451,075)

                                                                                          _____________           _____________

    Increase (Decrease) in Net Assets from Capital Stock Transactions  . . . . . .            9,179,283             (13,129,068)

                                                                                          _____________           _____________

       Total Increase (Decrease) in Net Assets . . . . . . . . . . . . . . . . . .           10,169,594               2,269,149

NET ASSETS:

  Beginning of Period  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .          596,218,271             593,949,122

                                                                                          _____________           _____________

  End of Period  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .         $606,387,865            $596,218,271

                                                                                          _____________           _____________


                                                                                             Shares                  Shares

                                                                                          _____________           _____________

CAPITAL SHARE TRANSACTIONS:

  Shares sold  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .            6,885,374              10,576,756

  Shares issued for dividends reinvested . . . . . . . . . . . . . . . . . . . . .            1,821,205               1,956,865

  Shares redeemed  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .           (8,025,203)            (13,551,273)

                                                                                          _____________           _____________

    Net Increase (Decrease) in Shares Outstanding  . . . . . . . . . . . . . . . .              681,376              (1,017,652)

                                                                                          _____________           _____________

                      SEE NOTES TO FINANCIAL STATEMENTS.

DREYFUS NEW JERSEY MUNICIPAL BOND FUND, INC.
-----------------------------------------------------------------------------

FINANCIAL HIGHLIGHTS

Contained below is per share operating performance data for a share of Common
Stock outstanding, total investment return, ratios to average net assets and other supplemental data for each period indicated. This information has been derived from the Fund's financial statements.

                                               Year Ended December 31,

                                        ________________________________________
______________

PER SHARE DATA:                                                      1998         1997         1996         1995          1994
                                                                    ______       ______       ______       ______       ______
   Net asset value, beginning of period  . . . . . . . . . .        $13.35       $13.00       $13.53       $12.41       $14.03
                                                                    ______       ______       ______       ______       ______

   Investment Operations:

   Investment income--net  . . . . . . . . . . . . . . . . .           .65          .68          .72          .74          .78

   Net realized and unrealized gain (loss)

       on investments  . . . . . . . . . . . . . . . . . . .           .11          .44         (.30)        1.12        (1.61)
                                                                    ______       ______       ______       ______       ______

   Total from Investment Operations  . . . . . . . . . . . .           .76         1.12          .42         1.86         (.83)
                                                                    ______       ______       ______       ______       ______

   Distributions:

   Dividends from investment income--net . . . . . . . . . .          (.65)        (.68)        (.72)        (.74)        (.77)

   Dividends from net realized gain on investments . . . . .          (.09)        (.09)        (.23)        (.00)*         --

   Dividends in excess of net realized gain

       on investments  . . . . . . . . . . . . . . . . . . .            --           --          --           --          (.02)
                                                                    ______       ______       ______       ______       ______

   Total Distributions . . . . . . . . . . . . . . . . . . .          (.74)        (.77)        (.95)        (.74)        (.79)

                                                                    ______       ______       ______       ______       ______

   Net asset value, end of period  . . . . . . . . . . . . .        $13.37       $13.35       $13.00       $13.53       $12.41
                                                                    ______       ______       ______       ______       ______

TOTAL INVESTMENT RETURN. . . . . . . . . . . . . . . . . . .          5.82%        8.84%        3.43%       15.29%       (6.02%)

RATIOS/SUPPLEMENTAL DATA:

   Ratio of expenses to average net assets . . . . . . . . .           .90%         .80%         .80%         .80%         .77%

   Ratio of net investment income

       to average net assets . . . . . . . . . . . . . . . .          4.86%        5.23%        5.46%        5.67%        5.94%

   Decrease reflected in above expense ratios

       due to undertakings by the Manager  . . . . . . . . .           .04%         .14%         .14%         .15%         .20%

   Portfolio Turnover Rate . . . . . . . . . . . . . . . . .         36.39%       28.01%       31.30%       24.37%       10.02%

   Net Assets, end of period (000's Omitted) . . . . . . . .      $606,388     $596,218     $593,949      $653,836     $577,525
-----------------------------

*  Amount represents less than $.01 per share.

                      SEE NOTES TO FINANCIAL STATEMENTS.

DREYFUS NEW JERSEY MUNICIPAL BOND FUND, INC.
-----------------------------------------------------------------------------

NOTES TO FINANCIAL STATEMENTS

NOTE 1--SIGNIFICANT ACCOUNTING POLICIES:

Dreyfus New Jersey Municipal Bond Fund, Inc. (the "Fund") is registered under the Investment Company Act of 1940, as amended (the "Act"), as a non-diversified open-end management investment company. The Fund's investment objective is to provide investors with as high a level of current income exempt from Federal and New Jersey income taxes as is consistent with the preservation of capital. The Dreyfus Corporation (the "Manager") serves as the Fund's investment adviser. The Manager is a direct subsidiary of Mellon Bank, N.A. Premier Mutual Fund Services, Inc. (the "Distributor" ) is the distributor of the Fund's shares, which are sold to the public without a sales load.

   The Fund' s financial statements are prepared in accordance with generally accepted accounting principles which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

   (A) PORTFOLIO VALUATION: Investments in securities are valued each business day by an independent pricing service ("Service") approved by the Fund's Board of Directors. Investments for which quoted bid prices are readily available and are representative of the bid side of the market in the judgment of the Service are valued at the mean between the quoted bid prices (as obtained by the Service from dealers in such securities) and asked prices (as calculated by the Service based upon its evaluation of the market for such securities). Other investments (which constitute a majority of the portfolio securities) are carried at fair value as determined by the Service, based on methods which include consideration of: yields or prices of municipal securities of comparable quality, coupon, maturity and type; indications as to values from dealers; and general market conditions.

   (B) SECURITIES TRANSACTIONS AND INVESTMENT INCOME: Securities transactions are recorded on a trade date basis. Realized gain and loss from securities transactions are recorded on the identified cost basis. Interest income, adjusted for amortization of premiums and original issue discounts on investments, is earned from settlement date and recognized on the accrual basis. Securities purchased or sold on a when-issued or delayed-delivery basis may be settled a month or more after the trade date. Under the terms of the custody agreement, the Fund received net earning credits of $3,174 during the period ended December 31, 1998 based on available cash balances left on deposit. Income earned under this arrangement is included in interest income.

   The Fund follows an investment policy of investing primarily in municipal obligations of one state. Economic changes affecting the state and certain of its public bodies and municipalities may affect the ability of issuers within the state to pay interest on, or repay principal of, municipal obligations held by the Fund.

   (C) DIVIDENDS TO SHAREHOLDERS: It is the policy of the Fund to declare dividends from investment income-net on each business day. Such dividends are paid monthly. Dividends from net realized capital gain are normally declared and paid annually, but the Fund may make distributions on a more frequent basis to comply with the distribution requirements of the Internal Revenue Code of 1986, as amended (the "Code" ). To the extent that net realized capital gain can be offset by capital loss carryovers, if any, it is the policy of the Fund not to distribute such gain.

(D) FEDERAL INCOME TAXES: It is the policy of the Fund to continue to qualify as a regulated investment company, which can distribute tax exempt dividends, by complying with the applicable provisions of the Code, and to make distributions of income and net realized capital gain sufficient to relieve it from substantially all Federal income and excise taxes.

NOTE 2--BANK LINE OF CREDIT:

   The Fund participates with other Dreyfus-managed funds in a $600 million redemption credit facility (" Facility" ) to be utilized for temporary or emergency purposes, including the financing of redemptions. In connection therewith, the Fund has agreed to pay commitment fees on its pro rata portion of the Facility. Interest is charged to the Fund at rates based on prevailing market rates in effect at the time of borrowings. During the period ended December 31, 1998, the Fund did not borrow under the Facility.

DREYFUS NEW JERSEY MUNICIPAL BOND FUND, INC.
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NOTES TO FINANCIAL STATEMENTS (CONTINUED)

NOTE 3--MANAGEMENT FEE AND OTHER TRANSACTIONS WITH AFFILIATES:

   (A) Pursuant to a management agreement ("Agreement") with the Manager, the management fee is computed at the annual rate of .60 of 1% of the value of the Fund' s average daily net assets and is payable monthly. The Agreement provides that if in any full fiscal year the aggregate expenses, exclusive of taxes, brokerage, interest on borrowings, commitment fees and extraordinary expenses, exceed 11_2% of the value of the Fund's average net assets for any full fiscal year, the Fund may deduct from payments to be made to the Manager, or the Manager will bear such excess expense. The Manager had undertaken through December 31, 1998 to reduce the management fee paid by the Fund, to the extent that the Fund' s aggregate annual expenses (exclusive of certain expenses as described above) exceeded an annual rate of .90 of 1% of the value of the Fund's average daily net assets. The reduction in management fee, pursuant to the undertaking, amounted to $265,764 during the period ended December 31, 1998.

   (B) Under the Service Plan (the "Plan") adopted pursuant to Rule 12b-1 under the Act, the Fund (a) reimburses the Distributor for payments to certain Service
Agents   (a   securities   dealer,   financial  institution  or  other  industry
professional) for distributing the Fund' s shares and servicing shareholder accounts ("Servicing") and (b) pays the Manager, Dreyfus Service Corporation, a wholly-owned subsidiary of the Manager, and any affiliate of either of them (collectively, "Dreyfus") for advertising and marketing relating to the Fund and for Servicing, at an aggregate annual rate of .25 of 1% of the value of the Fund' s average daily net assets. Both the Distributor and Dreyfus may pay Service Agents a fee in respect of the Fund's shares owned by shareholders with whom the Service Agent has a Servicing relationship or for whom the Service Agent is the dealer or holder of record. Both the Distributor and Dreyfus determine the amount, if any, to be paid to Service Agents and the basis on which such payments are made. The Plan also separately provides for the Fund to bear the costs of preparing, printing and distributing certain of the Fund's prospectuses and statements of additional information and costs associated with implementing and operating the Plan, not to exceed the greater of $100,000 or
 . 005 of 1% of the value of the Fund's average daily net assets for any full year. During the period ended December 31, 1998, the Fund was charged $1,504,599 pursuant to the Plan.

The Fund compensates Dreyfus Transfer, Inc., a wholly-owned subsidiary of the Manager, under a transfer agency agreement for providing personnel and facilities to perform transfer agency services for the Fund. During the period ended December 31, 1998, the Fund was charged $205,251 pursuant to the transfer agency agreement.

   (C) Each director who is not an "affiliated person" as defined in the Act receives from the Fund an annual fee of $2,500 and an attendance fee of $250 per meeting. The Chairman of the Board receives an additional 25% of such compensation and the Director Emeritus receives 50% of such compensation.

   (D) A 1% redemption fee is charged and retained by the Fund on shares redeemed within fifteen days of their issuance, including redemptions made through the use of the Fund Exchange privilege. During the period ended December 31, 1998, redemption fees retained by the Fund amounted to $268.

NOTE 4--SECURITIES TRANSACTIONS:

   The aggregate amount of purchases and sales of investment securities, excluding short-term securities, during the period ended December 31, 1998, amounted to $243,850,510 and $214,496,024, respectively.

   At December 31, 1998, accumulated net unrealized appreciation on investments was $42,578,811, consisting of $43,742,000 gross unrealized appreciation and $1,163,189 gross unrealized depreciation.

At December 31, 1998, the cost of investments for Federal income tax purposes was substantially the same as the cost for financial reporting purposes (see the Statement of Investments).

DREYFUS NEW JERSEY MUNICIPAL BOND FUND, INC.
-----------------------------------------------------------------------------

REPORT OF ERNST & YOUNG LLP, INDEPENDENT AUDITORS

SHAREHOLDERS AND BOARD OF DIRECTORS

DREYFUS NEW JERSEY MUNICIPAL BOND FUND, INC.

   We have audited the accompanying statement of assets and liabilities of Dreyfus New Jersey Municipal Bond Fund, Inc., including the statement of investments, as of December 31, 1998, and the related statement of operations for the year then ended, the statement of changes in net assets for each of the two years in the period then ended, and financial highlights for each of the years indicated therein. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

   We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights. Our procedures included confirmation of securities owned as of December 31, 1998 by correspondence with the custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Dreyfus New Jersey Municipal Bond Fund, Inc. at December 31, 1998, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the indicated years, in conformity with generally accepted accounting principles.





New York, New York

February 2, 1999


DREYFUS NEW JERSEY MUNICIPAL BOND FUND, INC.
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IMPORTANT TAX INFORMATION (UNAUDITED)

   In accordance with Federal tax law, the Fund hereby makes the following designations regarding its fiscal year ended December 31, 1998:

   --all the dividends paid from investment income-net are "exempt-interest dividends" (not subject to regular Federal and, for individuals who are New Jersey residents, New Jersey personal income taxes), and

   --the Fund hereby designates $.0478 per share as a long-term capital gain distribution of the $.0705 per share paid on December 8, 1998 and also designates $.0101 per share as a long-term capital gain distribution of the $.0186 per share paid on July 7, 1998.

   As required by Federal tax law rules, shareholders will receive notification of their portion of the Fund's taxable ordinary dividends and capital gains distributions paid for the 1998 calendar year on Form 1099-DIV which will be mailed by January 31, 1999.

                                   [reg.tm logo]

                                   (reg.tm)

DREYFUS NEW JERSEY MUNICIPAL

BOND FUND, INC.

200 Park Avenue

New York, NY 10166

MANAGER

The Dreyfus Corporation

200 Park Avenue

New York, NY 10166

CUSTODIAN

The Bank of New York

90 Washington Street

New York, NY 10286

TRANSFER AGENT &

DIVIDEND DISBURSING AGENT

Dreyfus Transfer, Inc.

P.O. Box 9671

Providence, RI 02940









Printed in U.S.A.                                             750AR9812

New Jersey

Municipal

Bond Fund, Inc.

Annual Report

December 31, 1998